COMMITMENTS AND CONTIGENT LIABILITIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Future minimum commitments under operating lease agreements:
2014	$ 1,224,000
2015	1,020,000
2016	831,000
2017	832,000
2018 and after	417,000
Operating leases, future minimum payments due, total	4,324,000
Rent expense, net	850,000	812,000	636,000
Sublease income	0	30,000	125,000
Guarantor Obligations [Line Items]
Outstanding bank guarantee	$ 442,000